VANECK CM COMMODITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
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Footnotes:
Par
(000's) Value
Short-Term Investments: 94.4%
United States Treasury Obligations : 87.7%
United States Treasury Bills
5.21%, 05/16/24 (a) $ 40,000 $ 39,743,125
5.23%, 05/23/24 35,000 34,739,007
5.24%, 07/18/24 5,000 4,922,630
5.26%, 06/04/24 † 40,000 39,633,031
5.27%, 06/11/24 51,000 50,478,098
5.27%, 06/25/24 40,000 39,512,037
5.27%, 07/23/24 50,000 49,182,124
5.27%, 07/09/24 40,000 39,429,540
5.28%, 06/18/24 (a) 55,000 54,382,598
5.30%, 05/09/24 (a) 50,000 49,724,368
5.30%, 04/02/24 (a) 29,900 29,895,656
5.32%, 05/02/24 (a) 55,000 54,751,591
486,393,805
Number
of Shares Value
Money Market Fund: 6.7%
Invesco Treasury Portfolio -
Institutional Class 37,396,184 $ 37,396,184
Total Investments Before Collateral for
Securities Loaned: 94.4%
(Cost: $523,781,370) 523,789,989
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 6.5%
Money Market Fund: 6.5%
(Cost: $35,915,050)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 35,915,050 35,915,050
Total Short-Term Investments: 100.9%
(Cost: $559,696,420) 559,705,039
Liabilities in excess of other assets: (0.9)% (4,803,866)
NET ASSETS: 100.0% $ 554,901,173
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Bloomberg
Constant
Maturity Index
Total Return $550,350,000 5.73% Monthly 04/24/24 $5,301,614 0.8%
(a) All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $64,615,508.
† Security fully or partially on loan. Total market value of securities on loan is $35,232,774.
(b) The rate shown reflects the rate in effect at the end of the reporting period: Secured Overnight Financing Rate + 0.40%.